SUPPLEMENT TO THE FIDELITY FUND AUGUST 19, 1996 PROSPECTUS
The following information replaces similar information found in the "How to Buy Shares" section on page 18:
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 22.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details. The following information replaces similar information found in the "How to Sell Shares" section on page 20:
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in the "Transaction Details" section on page 27:
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO THE
FIDELITY FIFTY
AUGUST 19, 1996
PROSPECTUS
On December 11, 1996, the fund's Board of Trustees authorized the extension of the fund's 3% sales load waiver to December 31, 1998.
   The following information replaces similar information found in "How to Buy Shares" on page 16:
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA
 and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO INVESTOR SERVICES, PAGE 20.
These minimums may vary for investments through Fidelity Portfolio Advisory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details. The following information replaces similar information found in "How to Sell Shares" on page 18:
    IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,    leave at least
$2,000 worth of shares in the account to keep it open ($500 for retirement
accounts)    .
   The following information replaces similar information found in "Transaction Details" on page 25:
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is
determ    ined    by aggregating Fidelity accounts maintained by FSC or
FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
The following information replaces similar  information found on page 28.
2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.)
8. If you are a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee.